Land Use Rights (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Land Use Rights [Abstract]
Amortization expense	$ 32,087	$ 32,349	$ 30,048